Note 7 - Income Taxes (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Details
Effective Income Tax Rate Reconciliation, Percent	9.00%	15.00%	8.00%	18.00%